12 Financial assets and financial liabilities (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Assets And Financial Liabilities
Business combination	R$ 80,526
Payments	(5,974)
Monetary indexation	1,629
Notes payable ending	76,181
Current liabilities	589,379	R$ 333,229
Non-current liabilities	R$ 1,369,934	R$ 465,498